Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) (10 K) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses And Other Current Assets
Prepaid expenses		$ 193	$ 734
Deferred offering costs			160
Total prepaid expenses and other current assets	$ 141	$ 193	$ 894